FINANCIAL RISK MANAGEMENT - Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Leases	€ 154	€ 168
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	414	496
Financial liabilities	1,111	1,351
Leases	30	35
Less than 1 year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8	5
Less than 1 year | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73	78
Less than 1 year | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	34	42
Less than 1 year | Trade payables and fixed asset payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	966	1,191
Less than 1 year | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28	31
Less than 1 year | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	386	465
Between 1- 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2	9
Financial liabilities	1,251	1,075
Leases	96	98
Between 1- 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	936	698
Between 1- 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	209	260
Between 1- 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10	19
Between 1- 5 years | Trade payables and fixed asset payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Between 1- 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2	9
Between 1- 5 years | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Financial liabilities	841	1,227
Leases	62	86
Over 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	761	1,087
Over 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18	54
Over 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Over 5 years | Trade payables and fixed asset payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Over 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Over 5 years | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0	€ 0